Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Summary of inventories

	December 31,
(Thousands of dollars)	2011	2010
At lower of LIFO cost or market:
Live hogs and materials	$228,624	$200,600
Fresh pork and materials	29,426	24,779
	258,050	225,379
LIFO adjustment	(57,783)	(24,085)
Total inventories at lower of LIFO cost or market	200,267	201,294
At lower of FIFO cost or market:
Grains and oilseeds	251,839	203,232
Sugar produced and in process	78,730	50,190
Other	63,449	44,013
Total inventories at lower of FIFO cost or market	394,018	297,435
Grain, flour and feed at lower of weighted average cost or market	50,645	35,032
Total inventories	$644,930	$533,761